Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Total Stock-Based Compensation Expense Related to Share-Based Awards under the Pieris Plan

Total stock-based compensation expense, related to all share-based awards under the Pieris Plan to executive officers, directors, employees and consultants recognized during the year ended 2014, was comprised of the following:

December 31, 2014
Research and Development	$7,623
General and administrative	563,759

Total stock-option expense	$571,382

Schedule of Weighted-Average Assumptions Used for Calculating Value of Options Granted

The fair value of option grants was estimated using the Black-Scholes model. The following table describes the weighted-average assumptions used for calculating the value of options granted for the year ended December 31, 2014:

2014
Dividend yield	0.0%
Expected volatility	74.66%
Weighted average risk-free interest rate	1.77%
Expected term	5.6-5.8 years

Schedule of Information Regarding Stock Option Activity

A summary of the Company’s stock option activity and related information is as follows:

	Number of shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life
Outstanding at December 31, 2013	—	$—	—
Options granted	2,519,500	$2.00	5.6-5.8 years
Options exercised	—	—	—
Options canceled or expired	—	—	—
Outstanding at December 31, 2014	2,519,500	$2.00	5.6-5.8 years
Vested or expected to vest at December 31, 2014	423,750	$2.00	—
Exercisable at December 31, 2014	—	$—	—